Guarantor Subsidiaries (Consolidating And Combining Statement Of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 235,033,000	$ 83,568,000	$ 324,020,000
Adjustments to reconcile net income to net cash provided by operating activities
Income from discontinued operations	(78,707,000)	2,846,000	(136,167,000)
Depreciation and amortization	74,130,000	71,740,000	64,879,000
Amortization of deferred major repair costs	575,000	163,000
Deferred and noncurrent income tax charges (credits)	(7,262,000)	(16,463,000)	22,948,000
Impairment of properties		60,988,000
Accretion on discounted liabilities	1,096,000	980,000	879,000
Pretax (gains) losses from sale of assets	(5,995,000)	1,005,000	363,000
Net decrease (increase) in noncash operating working capital	74,865,000	32,553,000	(271,046,000)
Other operating activities - net	13,215,000	(1,088,000)	2,673,000
Net cash provided by continuing operations	306,950,000	236,292,000	8,549,000
Net cash provided by discontinued operations	49,748,000	1,135,000	179,824,000
Net cash provided by operating activities	356,698,000	237,427,000	188,373,000
Investing Activities
Property additions	(164,536,000)	(104,496,000)	(99,819,000)
Proceeds from sale of assets	6,113,000	364,000	363,000
Expenditures for major repairs	(726,000)	(250,000)
Other investing activities - net	52,000		2,453,000
Investing activities of discontinued operations
Sales proceeds	173,118,000		950,010,000
Other	(1,129,000)	(7,706,000)	(40,127,000)
Net cash provided by (required by) investing activities	12,892,000	(112,088,000)	812,880,000
Financing Activities
Repayments of long-term debt	(81,170,000)	(42,000)	(42,000)
Additions to long-term debt	641,250,000
Cash dividend to former parent	(650,000,000)
Debt issuance costs	(6,693,000)
Net distributions to former parent	(35,609,000)	(104,811,000)	(1,021,038,000)
Net cash required by financing activities	(132,222,000)	(104,853,000)	(1,021,080,000)
Net increase in cash and cash equivalents	237,368,000	20,486,000	(19,827,000)
Cash and cash equivalents at January 1	57,373,000	36,887,000	56,714,000
Cash and cash equivalents at December 31	294,741,000	57,373,000	36,887,000
Issuer [Member]
Operating Activities
Net income	154,136,000	138,417,000	357,130,000
Adjustments to reconcile net income to net cash provided by operating activities
Income from discontinued operations			(118,747,000)
Depreciation and amortization	74,053,000	68,299,000	62,396,000
Deferred and noncurrent income tax charges (credits)	(11,568,000)	1,957,000	22,417,000
Accretion on discounted liabilities	1,096,000	980,000	879,000
Pretax (gains) losses from sale of assets	(5,995,000)	1,005,000	363,000
Net decrease (increase) in noncash operating working capital	51,204,000	62,493,000	(257,013,000)
Other operating activities - net	13,215,000	(1,088,000)	2,673,000
Net cash provided by continuing operations	276,141,000	272,063,000	70,098,000
Net cash provided by discontinued operations			145,510,000
Net cash provided by operating activities	276,141,000	272,063,000	215,608,000
Investing Activities
Property additions	(163,303,000)	(103,152,000)	(77,481,000)
Proceeds from sale of assets	6,113,000	364,000	363,000
Other investing activities - net	52,000		2,453,000
Investing activities of discontinued operations
Sales proceeds			950,010,000
Other			(39,425,000)
Net cash provided by (required by) investing activities	(157,138,000)	(102,788,000)	835,920,000
Financing Activities
Repayments of long-term debt	(80,000,000)
Additions to long-term debt	641,250,000
Cash dividend to former parent	(650,000,000)
Debt issuance costs	(6,693,000)
Net distributions to former parent	213,808,000	(148,789,000)	(1,071,355,000)
Net cash required by financing activities	118,365,000	(148,789,000)	(1,071,355,000)
Net increase in cash and cash equivalents	237,368,000	20,486,000	(19,827,000)
Cash and cash equivalents at January 1	57,373,000	36,887,000	56,714,000
Cash and cash equivalents at December 31	294,741,000	57,373,000	36,887,000
Guarantor Subsidiaries [Member]
Operating Activities
Net income	(1,000)	(2,000)	(13,000)
Adjustments to reconcile net income to net cash provided by operating activities
Net cash provided by continuing operations	(1,000)	(2,000)	(13,000)
Net cash provided by operating activities	(1,000)	(2,000)	(13,000)
Financing Activities
Net distributions to former parent	1,000	2,000	13,000
Net cash required by financing activities	1,000	2,000	13,000
Non-Guarantor Subsidiaries [Member]
Operating Activities
Net income	80,898,000	(54,847,000)	(33,097,000)
Adjustments to reconcile net income to net cash provided by operating activities
Income from discontinued operations	(78,707,000)	2,846,000	(17,420,000)
Depreciation and amortization	77,000	3,441,000	2,483,000
Amortization of deferred major repair costs	575,000	163,000
Deferred and noncurrent income tax charges (credits)	4,306,000	(18,420,000)	531,000
Impairment of properties		60,988,000
Net decrease (increase) in noncash operating working capital	23,661,000	(29,940,000)	(14,033,000)
Net cash provided by continuing operations	30,810,000	(35,769,000)	(61,536,000)
Net cash provided by discontinued operations	49,748,000	1,135,000	34,314,000
Net cash provided by operating activities	80,558,000	(34,634,000)	(27,222,000)
Investing Activities
Property additions	(1,233,000)	(1,344,000)	(22,338,000)
Expenditures for major repairs	(726,000)	(250,000)
Investing activities of discontinued operations
Sales proceeds	173,118,000
Other	(1,129,000)	(7,706,000)	(702,000)
Net cash provided by (required by) investing activities	170,030,000	(9,300,000)	(23,040,000)
Financing Activities
Repayments of long-term debt	(1,170,000)	(42,000)	(42,000)
Net distributions to former parent	(249,418,000)	43,976,000	50,304,000
Net cash required by financing activities	$ (250,588,000)	$ 43,934,000	$ 50,262,000